Note 23 - Finance Income and Expense - Finance Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Interest income		$ 2,045	$ 1,386	$ 54
Other finance income		8	251	1,000
Net fair value gain related to listed equity instruments (1)	[1]	8,477
Total		$ 10,530	$ 1,637	$ 1,054

[1]	The increase in fair value of listed equity instruments is the net gain from our investments of listed equity instruments in 2019. In 2018, the investments in listed equity instruments resulted in a net loss, classified as a finance expense. See Note 16 for more information.